GOODWILL (Table)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of goodwill

		2023	2022
	Notes	$ million	$ million
Cost and net book value
At 1 January		3,031	2,989
Exchange adjustment		45	(42)
Impairment		(84)	–
Acquisitions	21	–	84
At 31 December		2,992	3,031

Management has identified five CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Sports Medicine, ENT, Advanced Wound Care & Devices and Bioactives.

In 2023, ENT was identified as a separate operating segment following change in the Group’s management structure. Therefore, ENT was identified as a new CGU for goodwill impairment reviews.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

During 2023, management evaluated the commercial viability of Engage products and concluded that they should be discontinued. The goodwill related to Engage of $84m, previously included in the Orthopaedics CGU, was fully impaired.

Goodwill is allocated to the Group’s CGUs as follows:

	2023	2022
	$ million	$ million
Orthopaedics	915	953
Sports Medicine[1]	1,154	1,455
ENT[1]	287	–
Advanced Wound Management	636	623
	2,992	3,031